Leases - Schedule of Maturities of Operating Lease Liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Maturities of Operating Lease Liabilities [Abstract]
Less than 1 year (current liabilities)	$ 115,945	$ 112,392
From 1 to 2 years (non-current liabilities)		5,692
operating lease liabilities excluding short-term leases	$ 115,945	$ 118,084